Dividends Paid and Proposed - Summary of Woodside Energy Group Ltd the Parent Entity Paid and Proposed Dividends (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Paid and Proposed Dividends [Line Items]
Prior year fully franked final dividend	$ 1,018	$ 115	$ 518
Current year fully franked interim dividend	2,070	289	248
Total	3,088	404	766
Final dividend	$ 2,734	$ 1,018	$ 115
Current year dividends per share (US cents)	$ 2.53	$ 1.35	$ 0.38